DESCRIPTION OF THE PLAN	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
DESCRIPTION OF THE PLAN

NOTE 1:	DESCRIPTION OF THE PLAN

The following description of the Marriott International, Inc. Puerto Rico Retirement Plan (the “Plan”), provides only general information. Participants should refer to the Plan Document and Summary Plan Description for a more complete description of the Plan's provisions. Effective October 1, 2024, plan administration and recordkeeping were transferred to Fidelity Investments ("Fidelity"), and trusteeship to Fidelity Management Trust Company ("FMTC").

General

The Plan was established on June 1, 1998 as a profit-sharing plan with a cash or deferred arrangement intended to qualify under Sections 1165(a) and (e) of the Puerto Rico Internal Revenue Code of 1994 (the “1994 Code”). The Plan is sponsored by Luxury Hotels International of Puerto Rico, Inc. (the “Company”). The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”), as amended.

Contributions

Contributions to the Plan come from employee salary reduction contributions and employer matching contributions. If an employee elects to participate in the Plan, contributions may be made through salary deferrals between 1% and 80% of eligible earnings in any plan year, subject to certain limitations. The Company makes matching contributions after the participant completes a one-year waiting period equal to 40% of the first 7% of the eligible earnings contributed to the Plan by participants, on a payroll period basis.

Eligible employees may also contribute rollover amounts to the Plan, representing eligible rollover distributions from other eligible retirement plans.

Participant Accounts

Individual accounts are maintained for each participant. Each participant’s account is credited with the participant’s contributions, the Company’s matching contribution (if any), and the applicable earnings or losses for the investments selected by the participant, and charged with an allocation of administrative expenses. The benefit to which a participant is entitled is the vested benefit in the participant’s account.
NOTE 1: DESCRIPTION OF THE PLAN (Continued)

Forfeitures

Participants who terminate employment before becoming fully vested will forfeit the nonvested portion of their matching account balances unless resuming employment before incurring a five-year break in service. During 2025, $10,595 of forfeitures were utilized to pay plan expenses.

Eligibility

All employees are eligible to participate in the Plan. Effective 10/1/2024, there are no age or service requirements to participate. Prior to 10/1/2024, employees were eligible to participate upon completion of at least 1,000 hours of service within one twelve month period of service.

Vesting

Participants are immediately vested in their own contributions and the investment earnings thereon. Participants are 100% vested after completing two years of service with respect to matching contributions made by the Company and related earnings.

Investments

Upon enrollment in the Plan, a participant may allocate employer and employee contributions to any of the available investment options. Participants may change their investment options on a daily basis, subject to any trading restrictions imposed by individual investment funds.

Notes Receivable from Participants

Effective April 1, 2018, participant loans are no longer permitted in the Plan. Prior to April 1, 2018, participants could borrow up to 50% of their rollover and employee elective account balances with a minimum loan request of $500 and a maximum of $50,000, reduced by the highest loan balance in the last 12-month period. Loan terms ranged from 1-4 years, or up to 15 years for the purchase of a primary residence. Outstanding loans are secured by the balance in the participant’s account and bear interest at prime rate as of the last business day of the prior calendar quarter as published by the Wall Street Journal plus 200 basis points, except that for the loans issued in the third quarter of 2016, the loans bore interest at the prime rate as of the last business day of the prior calendar quarter as published by the Wall Street Journal plus 100 basis points. Principal and interest are repaid through payroll deductions.
MARRIOTT INTERNATIONAL, INC.
PUERTO RICO RETIREMENT PLAN
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 and 2024

NOTE 1: DESCRIPTION OF THE PLAN (Continued)

Payment of Benefits

A participant can take a distribution from the Plan upon termination of service, death, disability, or attainment of age 59 1/2, and other situations as detailed by the Plan Document.

Administration

The Retirement Plan Committee serves as the named fiduciary of the Plan, except with respect to the Marriott Company Stock Fund (the “Stock Fund”). Administration of the Plan is under the direction of (i) the Retirement Plan Committee, all of whom are members of senior management of Marriott International, Inc. (“Marriott”); (ii) a trustee; and (iii) a Plan administrator, who is an employee of Marriott. Under section 404(c) of ERISA, the Plan offers participants the opportunity to direct their own investments. The Retirement Plan Committee is responsible for selecting and overseeing these investment options, other than the Marriott Company Stock Fund, and has delegated certain responsibilities to the Plan trustee and the investment adviser it has retained. The Stock Fund Investment Committee is the sole named fiduciary of the Plan with regards to the investment of the Marriott Company Stock Fund.

Administrative and Investment Expenses

To the extent not paid by the Company, administrative and investment expenses are paid from the Plan's forfeiture account and/or by the Plan participants, allocated based on account balances.

Certain expenses of maintaining the Plan are paid directly by the Company and are excluded from these financial statements. Fees related to the administration of notes receivable from participants are charged directly to the participant’s account and are included in administrative expenses. Fees related to individual transactions, such as distributions, are charged directly to the participant's account. Investment related expenses are included in the "Net appreciation in fair value of investments" caption of the Statement of Changes in Net Assets Available for Benefits.

Plan Termination

Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and terminate or amend the Plan subject to the Plan Document. In the event of Plan termination, participants will become 100% vested in their accounts, to the extent required by law.